SAFE Instruments - Schedule of Estimated Fair Value of the SAFE Liability (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Estimated Fair Value of the SAFE Liability [Abstract]
Issuance of SAFE instruments	$ 11,812,496
Change in fair value	833,328
Settlement of SAFE liability in conjunction with the Offering	(12,645,824)
Balance at December 31, 2024